UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY               August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       69

Form 13F Information Table Value Total:   $127,674
                                         (thousands)


List of Other Included Managers:  None

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5         COL 6   COL 7            COLUMN 8

                                                           VALUE     SHS OR    SH/ PUT/  INVSMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT   PRN CALL  DSCRTN  MGRS     SOLE     SHARED     NONE
3M CO                         COM               88579Y101    337         3,549           Sole                  0               3,549
AFLAC INC                     COM               001055102  5,558       119,057           Sole             54,824              64,233
AMR CORP                      COM               001765106  5,453     1,009,725           Sole            357,800             651,925
APPLE INC                     COM               037833100  6,635        19,765           Sole              9,095              10,670
AQUA AMERICA INC              COM               03836W103    659        30,000           Sole             30,000                   0
ARCHER DANIELS MIDLAND CO     COM               039483102  2,008        66,593           Sole             52,492              14,101
ASHLAND INC NEW               COM               044209104    232         3,585           Sole                  0               3,585
AT&T INC                      COM               00206R102    512        16,293           Sole                  0              16,293
BAKER HUGHES INC              COM               057224107  2,385        32,876           Sole             20,400              12,476
BB&T CORP                     COM               054937107  2,684       100,000           Sole             21,300              78,700
BJS WHOLESALE CLUB INC        COM               05548J106  1,837        36,487           Sole             18,276              18,211
CARNIVAL CORP                 PAIRED CTF        143658300    470        12,500           Sole              8,000               4,500
CELGENE CORP                  COM               151020104  1,873        31,050           Sole             18,500              12,550
CHUBB CORP                    COM               171232101  1,077        17,200           Sole             14,300               2,900
CHURCH & DWIGHT INC           COM               171340102    594        14,652           Sole                800              13,852
COOPER COS INC                COM NEW           216648402    254         3,206           Sole              3,206                   0
CORNING INC                   COM               219350105    403        22,220           Sole             20,000               2,220
CSX CORP                      COM               126408103    205         7,800           Sole                  0               7,800
DELTA AIR LINES INC DEL       COM NEW           247361702  2,336       254,766           Sole             54,350             200,416
DIAGEO P L C                  SPON ADR NEW      25243Q205    267         3,266           Sole              1,900               1,366
DISH NETWORK CORP             CL A              25470M109    615        20,042           Sole             20,000                  42
DISNEY WALT CO                COM DISNEY        254687106    701        17,966           Sole              9,000               8,966
DU PONT E I DE NEMOURS & CO   COM               263534109    316         5,844           Sole                  0               5,844
ECHOSTAR CORP                 CL A              278768106    258         7,070           Sole              6,100                 970
ERICSSON L M TEL CO           ADR B SEK 10      294821608  1,116        77,600           Sole             35,960              41,640
EXXON MOBIL CORP              COM               30231G102  2,972        36,523           Sole                  0              36,523
FORD MTR CO DEL               COM PAR $0.01     345370860  2,786       202,000           Sole             43,625             158,375
FREEPORT-MCMORAN COPPER & GO  COM               35671D857    635        12,000           Sole             12,000                   0
GENERAL ELECTRIC CO           COM               369604103  1,465        77,677           Sole             23,700              53,977
GOLDMAN SACHS GROUP INC       COM               38141G104  1,996        15,000           Sole              3,200              11,800
HESS CORP                     COM               42809H107    269         3,600           Sole                  0               3,600
HEWLETT PACKARD CO            COM               428236103  2,326        63,900           Sole             41,000              22,900
HUMAN GENOME SCIENCES INC     COM               444903108  2,406        98,050           Sole             23,700              74,350
INFORMATICA CORP              COM               45666Q102  3,599        61,600           Sole             12,450              49,150
INTEL CORP                    COM               458140100  2,140        96,575           Sole             46,800              49,775
INTERNATIONAL BUSINESS MACHS  COM               459200101  2,549        14,680           Sole             12,600               2,080
JOHNSON & JOHNSON             COM               478160104    212         3,189           Sole                  0               3,189
JPMORGAN CHASE & CO           COM               46625H100  1,611        39,357           Sole             30,000               9,357
KEYCORP NEW                   COM               493267108  4,165       500,000           Sole            105,500             394,500
KIMCO RLTY CORP               COM               49446R109  2,521       135,220           Sole             16,200             119,020
LOCKHEED MARTIN CORP          COM               539830109  1,033        12,760           Sole              2,000              10,760
MARKET LEADER INC             COM               57056R103     27        12,471           Sole             12,471                   0
MEDCO HEALTH SOLUTIONS INC    COM               58405U102    428         7,576           Sole              3,350               4,226
MERCK & CO INC NEW            COM               58933Y105  6,687       189,481           Sole             78,650             110,831
MICROSOFT CORP                COM               594918104  3,745       144,039           Sole             61,000              83,039
MOSAIC CO NEW                 COM               61945C103  5,611        82,850           Sole             29,400              53,450
MOTOROLA SOLUTIONS INC        COM NEW           620076307    263         5,707           Sole              1,906               3,801
NETAPP INC                    COM               64110D104  3,291        62,350           Sole             13,450              48,900
NEWS CORP                     CL B              65248E203    362        20,000           Sole             20,000                   0
PEPSICO INC                   COM               713448108  1,322        18,777           Sole             15,000               3,777
PFIZER INC                    COM               717081103    389        18,906           Sole                  0              18,906
PITNEY BOWES INC              COM               724479100    210         9,133           Sole              9,000                 133
POWERSHS DB MULTI SECT COMM   DB AGRICULT FD    73936B408  2,063        65,000           Sole             13,850              51,150
PROCTER & GAMBLE CO           COM               742718109    319         5,017           Sole                  0               5,017
PROSHARES TR                  PSHS ULTSHRT QQQ  74347X237  5,355       106,200           Sole             62,600              43,600
PROSHARES TR                  PSHS ULSHT SP500  74347R883  1,863        90,250           Sole             56,000              34,250
QUALCOMM INC                  COM               747525103  1,343        23,645           Sole             20,000               3,645
ROYAL BK CDA MONTREAL QUE     COM               780087102    412         7,232           Sole              7,232                   0
ROYAL DUTCH SHELL PLC         SPONS ADR A       780259206  3,086        43,383           Sole             16,600              26,783
SANDISK CORP                  COM               80004C101    415        10,000           Sole             10,000                   0
SCHLUMBERGER LTD              COM               806857108  2,748        31,800           Sole             14,600              17,200
SPDR GOLD TRUST               GOLD SHS          78463V107    964         6,600           Sole              3,750               2,850
TEKELEC                       COM               879101103  2,739       300,000           Sole             62,950             237,050
TELEFONICA S A                SPONSORED ADR     879382208  1,604        65,516           Sole             35,490              30,026
TOOTSIE ROLL INDS INC         COM               890516107    612        20,911           Sole             10,207              10,704
UNILEVER N V                  N Y SHS NEW       904784709  3,243        98,727           Sole             28,257              70,470
UNITED TECHNOLOGIES CORP      COM               913017109  1,444        16,313           Sole             16,000                 313
VERIZON COMMUNICATIONS INC    COM               92343V104    210         5,640           Sole                  0               5,640
VIRGIN MEDIA INC              COM               92769L101  5,450       182,100           Sole             40,250             141,850




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